UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS BALANCED FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 55.2%
Aerospace & Defense — 1.2%
9,360	General Dynamics Corp.	$1,069,848
27,763	United Technologies Corp.	1,494,760

		2,564,608

Audio & Visual Equipment — 0.1%
3,310	Harman International Industries, Inc.	322,725

Banks — 4.3%
74,358	Bank of America Corp.	3,412,288
64,300	Citigroup, Inc.	3,121,765
72,247	J.P. Morgan Chase & Co.	2,763,448

		9,297,501

Beverages — 1.4%
7,020	Fortune Brands, Inc.	547,279
32,860	PepsiCo, Inc.	1,945,312
13,600	The Coca-Cola Co.	580,584

		3,073,175

Biotechnology — 0.6%
16,090	Amgen, Inc.*	1,302,164

Broadcasting & Cable/Satellite TV — 0.3%
23,630	Univision Communications, Inc. Series A*	714,335

Brokers — 0.8%
4,935	Lehman Brothers Holdings, Inc.	621,810
18,428	Morgan Stanley	1,032,521

		1,654,331

Chemical — 0.7%
19,342	Dow Chemical Co.	875,226
14,920	Rohm & Haas Co.	653,496

		1,528,722

Commercial Services — 1.8%
10,990	ARAMARK Corp. Class B	284,861
19,420	Moody’s Corp.	1,168,113
46,650	The McGraw-Hill Cos., Inc.	2,474,782

		3,927,756

Computer Hardware — 0.7%
50,270	Dell, Inc.*	1,516,143

Computer Services — 1.1%
56,991	First Data Corp.	2,466,001

Computer Software — 2.9%
47,318	Activision, Inc.*	629,803
17,420	Electronic Arts, Inc.*	981,791
2,151	International Business Machines Corp.	191,224
135,675	Microsoft Corp.	3,759,554
64,631	Oracle Corp.*	812,412

		6,374,784

Shares	Description	Value
Common Stocks — (continued)
Diversified Energy — 0.2%
9,063	Equitable Resources, Inc.	$338,866

Drugs & Medicine — 1.9%
21,512	Abbott Laboratories	811,218
12,733	Bristol-Myers Squibb Co.	274,905
8,700	Eli Lilly & Co.	439,350
92,936	Pfizer, Inc.	1,970,243
16,930	Wyeth	703,611

		4,199,327

Electrical Equipment — 0.6%
46,441	Tyco International Ltd.	1,324,497

Electrical Utilities — 2.1%
8,400	Dominion Resources, Inc.	637,980
21,926	Entergy Corp.	1,534,820
18,852	Exelon Corp.	981,058
8,152	FirstEnergy Corp.	382,818
34,525	PPL Corp.	1,015,035

		4,551,711

Energy — 0.7%
8,574	Energy Transfer Partners, LP	289,544
24,072	Enterprise Products Partners L.P.	602,522
19,509	Magellan Midstream Partners LP	627,214
1,810	Williams Partners LP*	60,943

		1,580,223

Energy Resources — 2.5%
19,938	Burlington Resources, Inc.	1,440,520
33,960	Chevron Corp.	1,946,248
33,556	ConocoPhillips	2,030,474

		5,417,242

Environmental & Other Services — 0.3%
23,312	Waste Management, Inc.	697,262

Financials — 3.1%
5,840	American Express Co.	300,293
13,530	Fannie Mae	650,116
50,473	Freddie Mac	3,152,039
18,253	Golden West Financial Corp.	1,182,612
7,610	Merrill Lynch & Co., Inc.	505,456
61,800	The Charles Schwab Corp.	942,450

		6,732,966

Food & Beverage — 0.5%
17,018	Kraft Foods, Inc.	492,501
9,611	Unilever NV	643,745

		1,136,246

Foods — 0.4%
13,210	Wm. Wrigley Jr. Co.	906,074

Gaming/Lodging — 1.6%
17,250	Carnival Corp.	939,952
34,670	Cendant Corp.	616,086
15,160	GTECH Holdings Corp.*	463,896

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gaming/Lodging — (continued)
11,280	Harrah’s Entertainment, Inc.	$768,055
10,180	Marriott International, Inc.	657,730

		3,445,719

Home Products — 0.6%
41,575	Newell Rubbermaid, Inc.	959,135
4,671	The Clorox Co.	253,542

		1,212,677

Household/Personal Care — 0.6%
21,294	Procter & Gamble Co.	1,217,804

Insurance — 0.4%
21,444	Willis Group Holdings Ltd.	799,647

Internet & Online — 0.8%
3,120	Google, Inc.*	1,263,569
11,350	Yahoo!, Inc.*	456,610

		1,720,179

Medical Products — 1.8%
16,068	Baxter International, Inc.	624,885
3,500	C.R. Bard, Inc.	227,045
4,370	Fisher Scientific International, Inc.*	281,778
20,360	Medtronic, Inc.	1,131,405
6,060	St. Jude Medical, Inc.*	289,486
18,260	Stryker Corp.	790,658
8,920	Zimmer Holdings, Inc.*	559,016

		3,904,273

Motor Vehicle — 0.2%
10,540	Autoliv, Inc.	461,230

Movies & Entertainment — 2.1%
39,926	The Walt Disney Co.	995,355
112,939	Time Warner, Inc.	2,030,644
42,863	Viacom, Inc. Class B	1,431,624

		4,457,623

Networking/Telecommunication Equipment — 0.5%
66,550	Cisco Systems, Inc.*	1,167,287

Oil & Gas — 2.5%
23,560	Canadian Natural Resources Ltd.	1,069,860
53,667	Exxon Mobil Corp.	3,114,296
20,070	Suncor Energy, Inc.	1,141,782

		5,325,938

Oil Services — 0.2%
11,233	BJ Services Co.	411,689

Oil Well Services & Equipment — 1.3%
21,873	Baker Hughes, Inc.	1,254,416
16,890	Schlumberger Ltd.	1,616,880

		2,871,296

Shares	Description	Value
Common Stocks — (continued)
Paper & Packaging — 0.3%
31,811	Packaging Corp. of America	$737,697

Parts & Equipment — 0.2%
9,764	American Standard Companies, Inc.	371,813

Pharmacy Benefit Manager — 0.9%
22,320	Caremark Rx, Inc.*	1,147,025
13,300	Medco Health Solutions, Inc.*	713,545

		1,860,570

Producer Goods — 0.2%
4,610	W.W. Grainger, Inc.	323,760

Property Insurance — 1.2%
12,834	PartnerRe Ltd.	876,305
12,592	RenaissanceRe Holdings Ltd. Series B	565,759
14,053	The Allstate Corp.	788,373
6,465	XL Capital Ltd.	429,147

		2,659,584

Publishing — 0.5%
15,340	Lamar Advertising Co.*	711,009
5,070	The E.W. Scripps Co.	234,995
7,770	Valassis Communications, Inc.*	236,363

		1,182,367

Regional Banks — 1.4%
30,521	KeyCorp	1,012,076
22,985	PNC Financial Services Group, Inc.	1,465,754
21,307	U.S. Bancorp	645,176

		3,123,006

REITs — 1.3%
14,562	Apartment Investment & Management Co.	563,986
13,498	Developers Diversified Realty Corp. (REIT)	611,460
28,882	iStar Financial, Inc. (REIT)	1,073,255
15,022	Plum Creek Timber Co., Inc.	585,257

		2,833,958

Retail Apparel — 0.9%
3,921	Federated Department Stores, Inc.	252,630
32,035	J. C. Penney Co., Inc.	1,680,876

		1,933,506

Retailing — 2.0%
27,150	Lowe’s Companies, Inc.	1,832,082
28,410	PETCO Animal Supplies, Inc.*	603,144
9,560	Target Corp.	511,556

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
28,730	Wal-Mart Stores, Inc.	$1,395,129

		4,341,911

Semiconductors — 1.8%
17,690	Intel Corp.	471,969
33,400	Linear Technology Corp.	1,246,154
46,840	QUALCOMM, Inc.	2,129,815

		3,847,938

Specialty Financials — 0.9%
15,772	Alliance Capital Management Holding LP	860,363
8,543	American Capital Strategies Ltd.	327,709
17,248	Countrywide Financial Corp.	600,403
6,405	Washington Mutual, Inc.	263,822

		2,052,297

Telecommunications — 0.7%
37,490	American Tower Corp.*	1,023,102
19,580	Crown Castle International Corp.*	536,492

		1,559,594

Telephone — 0.3%
18,214	Verizon Communications, Inc.	582,484

Tobacco — 0.4%
12,691	Altria Group, Inc.	923,778

Transports — 0.2%
4,477	United Parcel Service, Inc. Class B	348,758

Trust/Processors — 0.3%
17,813	Bank of New York Co., Inc.	577,141

Wireless — 0.9%
79,240	AT&T, Inc.	1,973,868

TOTAL COMMON STOCKS		$119,856,051

Preferred Stock — 0.1%
1,250	Axis Capital Holdings Series B	$127,772

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — 6.0%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
$125,000	8.50%	05/15/2011	$130,625

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Aerospace/Defense — (continued)
Bombardier Capital, Inc. Series A(a)
	$75,000	6.13%	06/29/2006	$74,625
Bombardier, Inc.(a)
	50,000	6.30	05/01/2014	43,250

				248,500

Automotive — 0.8%
DaimlerChrysler NA Holding Corp.(b)
	450,000	4.31	09/10/2007	450,898
Dana Corp.
	200,000	5.85	01/15/2015	146,000
Ford Motor Credit Co.
	200,000	6.88	02/01/2006	199,208
	175,000	6.63	06/16/2008	164,063
General Motors Acceptance Corp.
	200,000	6.75	01/15/2006	199,323
EUR	150,000	4.00	02/09/2006	176,039
	125,000	5.75	02/14/2006	147,106
	$200,000	6.88	09/15/2011	180,705

				1,663,342

Banks — 1.0%
ANZ Capital Trust I(a)(c)
	125,000	4.48	01/15/2010	120,581
Astoria Financial Corp.
	150,000	5.75	10/15/2012	151,123
Bank United Corp.
	50,000	8.88	05/01/2007	52,232
Development Bank of Singapore Ltd.(a)(b)
	175,000	5.00	11/15/2019	169,863
Greenpoint Bank
	125,000	9.25	10/01/2010	145,877
GreenPoint Financial Corp.
	125,000	3.20	06/06/2008	119,857
HBOS Capital Funding LP(a)(b)(c)
	225,000	6.07	06/30/2014	229,960
Mizuho JGB Investment LLC(a)(b)(c)
	100,000	9.87	06/30/2008	110,809
Popular N.A. Capital Trust I
	125,000	6.56	09/15/2034	127,970
Popular North America, Inc.
	150,000	3.88	10/01/2008	144,911
Popular North America, Inc. Series E
	100,000	6.13	10/15/2006	100,628
Resona Bank Ltd.(a)(b)(c)
	350,000	5.85	04/15/2016	376,791
Sovereign Bancorp, Inc.(b)
	125,000	4.72	08/25/2006	125,111
Washington Mutual, Inc.
	100,000	8.25	04/01/2010	111,074

				2,086,787

Diversified Manufacturing — 0.2%
Tyco International Group SA
	400,000	6.38	02/15/2006	401,196

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Electric — 0.3%
CenterPoint Energy, Inc. Series B
$25,000	7.25%	09/01/2010	$26,772
FirstEnergy Corp. Series C
260,000	7.38	11/15/2031	298,359
TXU Corp.
325,000	4.80	11/15/2009	310,800

			635,931

Energy – Integrated — 0.1%
Amerada Hess Corp.
150,000	7.13	03/15/2033	167,004

Entertainment — 0.0%
Time Warner Entertainment Co.
25,000	8.38	03/15/2023	29,469

Food & Beverage — 0.0%
Tyson Foods, Inc.
50,000	7.25	10/01/2006	50,894

Gaming — 0.2%
Caesars Entertainment, Inc.
125,000	8.88	09/15/2008	135,312
50,000	7.50	09/01/2009	53,500
Harrahs Operating Co., Inc.
250,000	5.50	07/01/2010	248,097
MGM Mirage, Inc.
50,000	8.50	09/15/2010	54,125

			491,034

Life Insurance(a) — 0.1%
Prudential Funding LLC
200,000	6.60	05/15/2008	208,055

Media – Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
40,000	8.38	03/15/2013	46,168
325,000	9.46	11/15/2022	421,920
Comcast Cable Communications, Inc.
100,000	6.38	01/30/2006	100,277
Cox Communications, Inc.
325,000	4.63	01/15/2010	314,042
Cox Enterprises, Inc.(a)
250,000	4.38	05/01/2008	244,124
Rogers Cable, Inc.
100,000	5.50	03/15/2014	92,625

			1,219,156

Media – Non Cable — 0.2%
Clear Channel Communications, Inc.
375,000	8.00	11/01/2008	399,862

Noncaptive – Financial — 0.1%
PHH Corp.
275,000	6.00	03/01/2008	277,812

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds — (continued)
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Series B
	$75,000	7.88%		04/01/2013	$85,158
	225,000	5.95		01/15/2014	229,357
Energy Transfer Partners
	150,000	5.65	(a)	08/01/2012	146,069
	250,000	5.95		02/01/2015	244,871

					705,455

Property/Casualty Insurance — 0.7%
ACE INA Holdings, Inc.
	150,000	8.30		08/15/2006	153,496
ACE Ltd.
	200,000	6.00		04/01/2007	202,622
Arch Capital Group Ltd.
	250,000	7.35		05/01/2034	260,656
CNA Financial Corp.
	65,000	6.75		11/15/2006	65,904
	30,000	6.95		01/15/2018	31,551
	50,000	7.25		11/15/2023	53,948
Endurance Specialty Holdings Ltd.
	175,000	6.15		10/15/2015	174,971
Liberty Mutual Group(a)
	100,000	5.75		03/15/2014	98,058
	50,000	7.00		03/15/2034	50,486
QBE Insurance Group Ltd.(a)(b)
	225,000	5.65		07/01/2023	222,254
Royal & Sun Alliance Insurance Group(b)(c)
GBP	50,000	8.50		07/29/2049	101,556
SAFECO Corp.
	$150,000	4.20		02/01/2008	147,374

					1,562,876

REITs — 0.3%
Arden Realty, Inc.
	75,000	9.15		03/01/2010	85,519
iStar Financial, Inc.
	50,000	6.50		12/15/2013	50,881
iStar Financial, Inc. Series B
	75,000	5.70		03/01/2014	73,905
Simon Property Group LP
	150,000	7.00	(d)	06/15/2008	156,445
Summit Properties Partnership
	250,000	7.20		08/15/2007	257,643

					624,393

Technology(a) — 0.1%
Computer Associates, Inc.
	250,000	4.75		12/01/2009	242,307

Tobacco — 0.1%
Altria Group, Inc.
	100,000	6.38		02/01/2006	100,217
	150,000	7.20		02/01/2007	153,568
	25,000	7.00		11/04/2013	27,138
	25,000	7.75		01/15/2027	29,032

					309,955

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — 0.2%
America Movil SA de CV
$100,000	4.13%		03/01/2009	$97,096
200,000	5.50		03/01/2014	195,764
100,000	6.38		03/01/2035	96,442

				389,302

Wirelines Telecommunications — 0.6%
Ameritech Capital Funding
50,000	6.25		05/18/2009	51,532
Deutsche Telekom International Finance BV
125,000	8.75		06/15/2030	156,708
Qwest Corp.
50,000	8.88		03/15/2012	56,375
SBC Communications, Inc.
200,000	4.13		09/15/2009	192,881
Sprint Capital Corp.
150,000	6.88		11/15/2028	161,501
Telecom Italia Capital
100,000	4.00		01/15/2010	95,157
225,000	4.95		09/30/2014	214,491
TPSA Finance BV
175,000	7.75	(a)	12/10/2008	187,590
275,000	7.63		01/30/2011	303,139

				1,419,374

TOTAL CORPORATE BONDS
				$13,132,704

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Emerging Market Debt — 1.0%
Brazilian Government International Bond
BRL	460,000	12.50%		01/05/2016	$195,189
Government of Israel
ILS	1,180,000	7.50		03/31/2014	272,875
Ministry Finance of Russia
	$600,000	3.00		05/14/2008	567,000
Republic of Argentina
	288,750	4.01	(b)	08/03/2012	255,121
ARS	280,000	2.00		01/03/2016	156,696
	742,871	5.83		12/31/2033	285,429
	2,106,819	0.00	(e)	12/15/2035	31,252
Republic of Guatemala(a)(d)
	$10,000	8.13		10/06/2019	10,850
Russian Federation(b)
	100,000	5.00		03/31/2030	111,875
State of Qatar
	230,000	9.75		06/15/2030	343,850
United Mexican States(e)
	130,000	0.00		09/01/2006	5,850
	150,000	0.00		10/10/2006	4,650

TOTAL EMERGING MARKET DEBT
					$2,240,637

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — 20.7%
Adjustable Rate Federal National Mortgage Association (FNMA)(b) — 1.6%
$254,334	5.89%	09/01/2032	$258,230
614,365	4.38	12/01/2033	606,729
678,399	4.20	01/01/2034	668,106
1,073,192	4.25	02/01/2034	1,056,669
825,348	4.65	01/01/2035	818,726

			3,408,460

Federal Home Loan Mortgage Corp. (FHLMC) — 4.8%
154,620	8.00	07/01/2015	164,627
37,595	7.00	12/01/2015	38,904
136,187	6.50	07/01/2016	139,386
63,487	7.50	03/01/2027	66,681
200,190	6.50	12/01/2029	205,580
313,076	7.00	04/01/2031	326,197
498,244	6.50	12/01/2031	511,175
286,239	7.00	07/01/2032	298,050
4,000,000	5.50	12/01/2032	3,943,752
70,882	6.50	12/01/2032	72,680
1,935,123	6.50	01/01/2033	1,984,233
565,620	6.50	04/01/2033	580,299
1,083,271	6.50	04/01/2034	1,107,982
991,599	4.58	08/01/2035	985,243

			10,424,789

Federal National Mortgage Association (FNMA) — 5.7%
114,765	7.00	01/01/2016	118,750
17,735	7.00	02/01/2016	18,350
3,000,000	5.50	12/01/2016	3,012,186
969,739	5.00	12/01/2017	957,721
38,786	4.50	07/01/2018	37,618
926,123	5.50	08/01/2023	921,121
66,746	6.50	12/01/2029	68,570
101,820	7.00	11/01/2030	106,048
1,000,000	6.00	12/01/2030	1,006,718
234,234	7.50	03/01/2031	245,063
6,000,000	5.50	TBA-15yr(f)	5,908,128

			12,400,273

Collateralized Mortgage Obligations (CMOs) — 8.6%
Floater(b) — 0.3%
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
580,636	4.59	11/25/2034	581,702

Home Equity(b) — 2.0%
Countrywide Home Equity Loan Trust Series 2002-E, Class A
370,338	4.38	10/15/2028	370,569
Countrywide Home Equity Loan Trust Series 2003-A, Class A
941,056	4.47	03/15/2029	943,445
Countrywide Home Equity Loan Trust Series 2003-D, Class A
553,679	4.38	06/15/2029	553,748

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Home Equity(b) — (continued)
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$872,191	4.40%	02/15/2034	$873,553
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
888,588	4.36	02/15/2030	889,142
IMPAC CMB Trust Series 2004-10, Class 2A
718,152	4.51	03/25/2035	719,042

			$4,349,499

Interest Only(g) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
353,223	5.50	06/25/2033	37,669
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
1,807,183	0.39	10/25/2033	10,674
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
29,361	5.50	06/25/2033	1,651
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2(b)
380,188	5.25	07/25/2033	39,644
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
239,773	0.78	07/25/2033	2,270
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
261,986	0.60	08/25/2033	1,916
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(a)(b)
1,796,875	2.00	05/15/2038	101,513
FHLMC Series 2575, Class IB
276,606	5.50	08/15/2030	30,316
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
222,768	0.68	08/25/2033	3,382
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
80,165	1.16	07/25/2033	1,105
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(a)(b)
3,563,802	1.73	02/11/2036	192,505
Washington Mutual Series 2003-AR04, Class X1(b)
479,560	1.18	01/25/2008	7,638
Washington Mutual Series 2003-AR07, Class X(b)
946,487	0.94	06/25/2008	13,052
Washington Mutual Series 2003-AR12, Class X(b)
988,869	0.49	02/25/2034	8,199

			$451,534

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(b) — 0.3%
FNMA Series 1993-248, Class SA
$253,461	5.12%	08/25/2023	$239,438
GNMA Series 2001-48, Class SA
40,165	13.09	10/16/2031	43,616
GNMA Series 2001-51, Class SA
63,859	14.64	10/16/2031	72,790
GNMA Series 2001-51, Class SB
80,137	13.09	10/16/2031	89,980
GNMA Series 2001-59, Class SA
58,172	12.93	11/16/2024	64,260
GNMA Series 2002-13, Class SB
26,698	18.33	02/16/2032	32,323

			$542,407

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
280,269	8.33	04/01/2030	293,184

Non-Agency CMOs — 4.5%
Asset Securitization Corp. Series 1997-D4, Class A1D
391,026	7.49	04/14/2029	401,943
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(a)(b)
2,868,733	1.43	03/13/2040	133,524
Countrywide Alternative Loan Trust Series 2005-31 Class 2A1(b)
943,745	4.49	08/25/2035	943,745
Countrywide Alternative Loan Trust Series 2005-38, Class A3(b)
936,613	4.54	09/25/2035	936,083
S First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
1,000,000	6.55	01/17/2035	1,025,319
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.20	10/15/2032	649,003
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(b)
405,190	4.57	11/25/2034	406,419
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(b)
632,111	4.73	06/25/2034	619,633
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
269,890	4.70	11/25/2033	267,809
Washington Mutual Series 2005-AR11, Class A1A(b)
1,939,582	4.51	08/25/2045	1,941,703
Washington Mutual Series 2005-AR8, Class 2A1A(b)
1,418,898	4.48	07/25/2045	1,416,181

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Non-Agency CMOs — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
$934,090	4.98%	10/25/2035	$925,785

			$9,667,147

Planned Amortization Class (PAC) CMOs — 0.3%
FHLMC Series 2298, Class PD
19,050	6.50	03/15/2030	19,039
FNMA Series 1993-76, Class PJ
342,423	6.00	06/25/2008	345,263
FNMA Series 1994-75, Class J
361,585	7.00	10/25/2023	363,446

			$727,748

Sequential Fixed Rate CMOs — 0.9%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
488,495	6.50	03/25/2032	489,790
FNMA REMIC Trust Series 2002-24, Class AE
493,218	6.00	04/25/2016	494,131
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
1,000,000	6.28	11/15/2039	1,052,889

			$2,036,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$18,650,031

TOTAL MORTGAGE-BACKED OBLIGATIONS			$44,883,553

Agency Debentures — 5.0%
Federal Farm Credit Bank
$1,200,000	4.50%	08/08/2011	$1,166,482
1,000,000	4.40	04/25/2012	977,711
2,000,000	4.55	08/10/2012	1,971,634
900,000	4.70	08/10/2015	884,299
Federal Home Loan Bank
1,000,000	5.38	02/15/2007	1,007,583
700,000	3.38	02/15/2008	680,141
1,000,000	4.08	04/26/2010	972,459
700,000	4.52	08/10/2010	691,847
1,200,000	7.38	02/13/2015	1,416,921
FNMA
1,000,000	3.25	07/12/2006	991,963

TOTAL AGENCY DEBENTURES			$10,761,040

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Municipal Bond Obligations(d) — 0.1%
New York — 0.1%
New York City IDA Special Facilities RB for American Airlines-JFK International Airport
$100,000	7.63%	08/01/2025	$96,145
100,000	7.75	08/01/2031	96,572

			192,717

TOTAL MUNICIPAL BOND OBLIGATIONS			$192,717

U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds
$1,600,000	4.25%	10/15/2010	$1,586,688
1,400,000	4.50	11/15/2010	1,404,539
700,000	4.50	11/15/2015	700,109
450,000	8.88	02/15/2019	631,521
U.S. Treasury Inflation Indexed Bond
1,400,000	1.88	07/15/2015	1,369,592
U.S. Treasury Interest-Only Stripped Securities(e)(g)
1,000,000	0.00	08/15/2014	670,203
U.S. Treasury Principal-Only Stripped Securities(e)
1,300,000	0.00	02/15/2019	693,407
2,200,000	0.00	05/15/2020	1,097,690
400,000	0.00	08/15/2021	187,208
6,800,000	0.00	11/15/2021	3,142,348
3,650,000	0.00	11/15/2022	1,607,131
200,000	0.00	11/15/2024	80,096

TOTAL U.S. TREASURY OBLIGATIONS			$13,170,532

		Expiration
Units	Description	Date	Value
Warrants* — 0.0%
280	Hayes Lemmerz International, Inc.	06/03/2006	$17

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Repurchase Agreement(h) — 10.9%
Joint Repurchase Agreement Account II
$23,700,000	4.04%	12/01/2005	$23,700,000
Maturity Value: $23,702,659

TOTAL INVESTMENTS — 105.1%			$228,065,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

•The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
ARS	= Argentine Peso
BRL	= Brazilian Real
EUR	= Euro Currency

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

GBP	= Great Britain Pound
ILS	= Israeli Shekel

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,963,214, which represents approximately 1.4% of net assets as of November 30, 2005.

(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2005.

(c) Perpetual Maturity. Maturity date presented represents the next call date.

(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(g) Interest Only Security. Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(h) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual fund, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
IDA	— Industrial Development Authority
GNMA	— Government National Mortgage Association
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent fair value pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U. S.

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain

Mexican Peso	01/13/2006	$2,358,282	$2,449,994	$91,712

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain/(Loss)

British Pound	02/15/2006	$99,582	$100,267	$(685)
Euro	12/20/2005	527,904	531,465	(3,561)
Israeli Shekel	01/26/2006	280,353	279,438	915
Mexican Peso	01/13/2006	265,526	274,574	(9,048)
Mexican Peso	01/18/2006	2,182,415	2,260,057	(77,642)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,355,780	$3,445,801	$(90,021)

FUTURES CONTRACTS — At November 30, 2005, futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Euro	12	December 2005	$2,865,150	$(9,666)
Euro	(2)	March 2006	(476,075)	1,118
Euro	(1)	June 2006	(237,788)	622
Euro	(8)	September 2006	(1,902,800)	14,048
Euro	(5)	December 2006	(1,189,813)	6,887
Euro	4	March 2007	952,250	(4,033)
Euro	4	June 2007	952,200	(2,996)
Euro	4	September 2007	952,050	(14)
S&P500 Index	188	December 2005	11,760,340	70,079
2 Year U.S. Treasury Notes	(2)	December 2005	(410,500)	963
2 Year U.S. Treasury Notes	(36)	March 2006	(7,383,375)	7,024
10 Year U.S. Treasury Notes	(132)	December 2005	(14,352,937)	176,287
10 Year U.S. Treasury Notes	(55)	March 2006	(5,969,219)	43,418
U.S. Treasury Bonds	40	December 2005	4,491,250	(199,954)
U.S. Treasury Bonds	27	March 2006	3,024,844	(2,918)

Total			$(6,924,424)	$100,865

CREDIT DEFAULT SWAPS — The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period the Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

     The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period the Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
     Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $23,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

SWAP CONTRACTS — At November 30, 2005, the following swap contracts were open as follows:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	made by	received by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America			3 month LIBOR
Securities LLC	$6,300	05/05/2008	floating	4.41	$(58,728)
Banc of America			3 month LIBOR
Securities LLC	3,970	05/05/2008	floating	4.35	(41,467)
Banc of America			3 month LIBOR
Securities LLC	4,000	05/06/2008	floating	4.35	(41,667)
Banc of America			3 month LIBOR
Securities LLC	5,070	06/09/2008	floating	4.00	(85,313)
Banc of America			3 month LIBOR
Securities LLC	2,610	06/20/2008	floating	4.30	(29,317)
Banc of America			3 month LIBOR
Securities LLC	4,000	10/14/2008	floating	3.51	(146,403)
Banc of America			3 month LIBOR
Securities LLC	4,000	10/06/2010	floating	4.70	(6,465)
Banc of America				3 month LIBOR
Securities LLC	1,700	05/04/2011	4.53	floating	32,279
Banc of America				3 month LIBOR
Securities LLC	2,700	05/05/2011	4.58	floating	46,052
Banc of America				3 month LIBOR
Securities LLC	1,700	05/06/2011	4.54	floating	31,921
Banc of America			3 month LIBOR
Securities LLC	4,000	04/06/2012	floating	4.74	(44,591)
Banc of America			3 month LIBOR
Securities LLC	5,000	04/19/2012	floating	4.55	(109,949)

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	made by	received by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Banc of America			3 month LIBOR
Securities LLC	11,200	09/24/2012	floating	4.52	(279,709)
Salomon Smith			3 month LIBOR
Barney Inc.	26,000	10/15/2015	floating	9.60	71,328
Banc of America				3 month LIBOR
Securities LLC	5,200	06/07/2016	4.36	floating	287,936
Banc of America				3 month LIBOR
Securities LLC	2,700	06/20/2016	4.62	floating	95,513
Banc of America				3 month LIBOR
Securities LLC	10,000	11/12/2019	5.07	floating	61,051
Banc of America			3 month LIBOR
Securities LLC	1,990	06/09/2036	floating	4.64	(181,841)
Banc of America			3 month LIBOR
Securities LLC	1,050	06/20/2036	floating	4.88	(58,838)

Total					$(458,208)

CREDIT DEFAULT SWAP CONTRACTS

	Notional
Swap Counterparty &	Amount	Interest	Termination	Unrealized
Referenced Obligation	(000s)	Rate	Date	Gain

Buy:
Salomon Smith Barney, Inc. iBoxx Brazilian Government International	$1,900	1.80%	12/20/2010	$40,553
Salomon Smith Barney, Inc. iBoxx Core Investment Grade Bond Trust	15,200	0.45	12/20/2010	28,815

Total				$69,368

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$207,839,003

Gross unrealized gain	119,962,108
Gross unrealized loss	(99,736,088)

Net unrealized security gain	$20,226,020

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.